Equity-Based Compensation - Summary of RSU Activity (Details) - Restricted Stock Units (RSUs) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Equity Option Awards, Nonvested Beginning of the year	0	0
Equity Option Awards, Granted	847,081	0
Equity Option Awards, Vested	0	0
Equity Option Awards, Forfeited	0	0
Equity Option Awards, Nonvested End of the year	847,081	0
Weighted Average Grant-Date Fair Value per Unit, Nonvested Beginning of the year	$ 0	$ 0
Weighted Average Grant-Date Fair Value per Unit, Granted	7.95	0
Weighted Average Grant-Date Fair Value per Unit, Vested		0
Weighted Average Grant-Date Fair Value per Unit, Forfeited		0
Weighted Average Grant-Date Fair Value per Unit, Nonvested End of the year	$ 0	$ 0